Employee Benefit Expenses - Schedule of Employee Benefit Expenses Included in Consolidated Statements of Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	¥ 120,173	¥ 27,243	¥ 15,098
Research and Development Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	68,225	18,405	11,496
Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	¥ 51,948	¥ 8,838	¥ 3,602